UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563
                                                      --------

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
ASSET-BACKED SECURITIES--3.9%
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series 2005-HE7,
Cl. A2B, 2.663%, 11/25/35(1)                                $  1,658,226   $    1,644,465

Ameriquest Mortgage Securities, Inc., Home Equity Mtg.
Obligations, Series 2006-R1, Cl. A2B, 2.623%, 3/25/36(1)       1,309,479        1,304,843

Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
2.963%, 5/25/34(1)                                             6,830,731        6,092,321

Argent Securities Trust 2006-W1, Asset-Backed
Pass-Through Certificates, Series 2006-W1, Cl. A2B,
2.643%, 3/25/36(1)                                             6,952,917        6,847,912

Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                   7,550,000        6,575,509
Series 2005-17, Cl. 1AF1, 2.683%, 5/25/36(1)                     180,721          179,739
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                   1,950,000        1,776,189

CWABS Asset-Backed Certificates Trust, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 2.603%,
12/25/29(1)                                                    3,940,000        3,523,114

CWABS Asset-Backed Certificates Trust, Asset-Backed
Certificates, Series 2005-6, Cl. 2A2, 2.713%, 12/25/35(1)      1,694,450        1,679,250

First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3,
2.693%, 11/25/35(1)                                            5,246,920        5,211,123

First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
2.573%, 7/25/36(1)                                             5,695,000        5,476,919

First Franklin Mortgage Loan Trust 2006-FF5, Mtg.
Pass-Through Certificates, Series 2006-FF5, Cl. 2A1,
2.533%, 5/15/36(1)                                               231,812          230,987

First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
2.593%, 7/7/36(1)                                              2,890,000        2,750,150

HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.742%, 1/20/35(1)                                             2,691,842        2,493,828

HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 2.592%, 3/20/36(1)                                    1,435,000        1,372,244

Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(1)                     1,711,986        1,718,980
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                       1,552,971        1,547,850

Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg.
Asset-Backed Certificates, Series 2006-WMC1, Cl. A2B,
2.623%, 1/25/37(1)                                             1,595,546        1,586,171

Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                     3,047,000        3,042,779

RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-RS4, Cl. A1,
2.563%, 7/25/36(1)                                               618,143          613,114

Specialty Underwriting & Residential Finance Trust, Home
Equity Asset-Backed Obligations, Series 2006-BC1, Cl.
A2B, 2.633%, 12/25/36(1)                                      15,840,000       15,558,655


                  1 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-1, Cl. A2,
2.613%, 1/25/36(1)                                          $  6,075,693   $    5,995,330

Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 2.583%, 7/25/36(1)                             5,630,000        5,517,626
                                                                           --------------
Total Asset-Backed Securities (Cost $86,358,822)                               82,739,098

MORTGAGE-BACKED OBLIGATIONS--87.9%

GOVERNMENT AGENCY--73.8%

FHLMC/FNMA/SPONSORED--72.7%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                   550,302          537,714
5%, 8/15/33                                                   18,538,850       17,881,662
6%, 5/15/18-3/15/33                                           32,672,241       33,393,156
6.50%, 4/15/18-12/15/30                                       13,993,566       14,572,709
7%, 8/15/16-12/1/23                                            3,057,392        3,225,445
7.50%, 2/15/32-4/25/36                                        13,339,498       14,447,429
8%, 4/1/16                                                     2,159,900        2,295,993
8.50%, 3/15/31                                                   326,015          361,524
9%, 8/1/22-5/1/25                                                575,886          631,981
10%, 12/25/10-8/16/21                                            152,228          164,146
11%, 12/15/20                                                    136,456          155,893
11.50%, 2/15/16-12/3/20                                          265,502          295,590
11.75%, 1/15/16-4/15/19                                           33,119           36,903
12%, 6/15/15                                                      34,709           37,488
12.50%, 7/15/19                                                   91,248          103,980
13%, 8/15/15                                                     111,528          128,620

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 3.15%, 6/15/21(1)                             19,648           19,778
Series 151, Cl. F, 9%, 5/15/21                                    72,432           72,415
Series 1695, Cl. F, 4.481%, 3/15/24(1)                         4,611,934        4,604,017
Series 1998-59, Cl. Z, 6.50%, 10/25/28                           317,878          327,793
Series 2006-11, Cl. PS, 15.464%, 3/25/36(1)                    2,791,662        3,045,326
Series 2035, Cl. PC, 6.95%, 3/15/28                            2,820,795        2,992,233
Series 2055, Cl. ZM, 6.50%, 5/15/28                            3,187,888        3,316,138
Series 2080, Cl. Z, 6.50%, 8/15/28                             2,108,498        2,214,794
Series 2084, Cl. ZC, 6.50%, 8/15/28                            1,794,930        1,877,590
Series 2122, Cl. FD, 2.821%, 2/15/29(1)                        2,529,554        2,515,820
Series 2132, Cl. FN, 3.359%, 3/15/29(1)                        3,784,789        3,783,406
Series 2148, Cl. ZA, 6%, 4/15/29                               5,510,379        5,655,519
Series 2195, Cl. LH, 6.50%, 10/15/29                           5,864,409        6,145,045
Series 2220, Cl. PD, 8%, 3/15/30                                 673,446          725,916
Series 2281, Cl. Z, 6.50%, 2/15/31                             8,639,607        9,077,948
Series 2319, Cl. BZ, 6.50%, 5/15/31                           13,307,407       13,968,768
Series 2326, Cl. ZP, 6.50%, 6/15/31                            3,328,837        3,496,863
Series 2344, Cl. FP, 3.421%, 8/15/31(1)                        2,202,511        2,228,503
Series 2351, Cl. PZ, 6.50%, 8/15/31                            2,494,831        2,656,432
Series 2368, Cl. TG, 6%, 10/15/16                                677,846          705,437
Series 2392, Cl. FB, 3.071%, 1/15/29(1)                          763,644          764,004
Series 2392, Cl. PV, 6%, 12/15/20                              4,023,277        4,075,615
Series 2396, Cl. FE, 3.071%, 12/15/31(1)                         840,533          840,090


                  2 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2401, Cl. FA, 3.121%, 7/15/29(1)                     $    937,273   $      938,787
Series 2410, Cl. PF, 3.451%, 2/15/32(1)                        6,267,103        6,356,354
Series 2435, Cl. EQ, 6%, 5/15/31                               5,162,087        5,282,675
Series 2464, Cl. FI, 3.471%, 2/15/32(1)                        1,902,039        1,933,094
Series 2470, Cl. LF, 3.471%, 2/15/32(1)                        1,945,949        1,980,392
Series 2471, Cl. FD, 3.471%, 3/15/32(1)                        3,498,620        3,544,465
Series 2481, Cl. AF, 3.021%, 3/15/32(1)                        2,043,516        2,040,167
Series 2500, Cl. FD, 2.971%, 3/15/32(1)                        1,513,259        1,504,054
Series 2504, Cl. FP, 2.971%, 3/15/32(1)                        1,032,720        1,028,757
Series 2526, Cl. FE, 2.871%, 6/15/29(1)                        2,273,151        2,262,669
Series 2530, Cl. FD, 2.971%, 2/15/32(1)                        3,072,046        3,021,001
Series 2538, Cl. F, 3.071%, 12/15/32(1)                          621,000          623,230
Series 2550, Cl. FI, 2.821%, 11/15/32(1)                       2,262,512        2,249,514
Series 2551, Cl. FD, 2.871%, 1/15/33(1)                        2,593,844        2,578,190
Series 2641, Cl. CE, 3.50%, 9/15/25                            2,473,654        2,465,187
Series 2662, Cl. DK, 4%, 2/15/16                               3,633,786        3,632,651
Series 2664, Cl. NA, 5.50%, 2/15/26                            4,262,523        4,329,804
Series 2676, Cl. KY, 5%, 9/15/23                               4,862,000        4,742,178
Series 2727, Cl. UA, 3.50%, 10/15/22                             965,574          964,743
Series 2736, Cl. DB, 3.30%, 11/15/26                          17,290,444       17,183,721
Series 2777, Cl. PJ, 4%, 5/15/24                               1,034,568        1,035,346
Series 2934, Cl. NA, 5%, 4/15/24                               5,226,604        5,272,144
Series 3025, Cl. SJ, 15.689%, 8/15/35(1)                         701,356          774,194
Series 3035, Cl. DM, 5.50%, 11/15/25                           9,055,603        9,178,494
Series 3046, Cl. NA, 5.50%, 12/15/25                           7,299,056        7,399,883
Series 3057, Cl. BL, 5.50%, 6/15/27                            6,835,823        6,940,176
Series 3094, Cl. HS, 15.322%, 6/15/34(1)                       1,742,723        1,883,042
Series 3099, Cl. PA, 5.50%, 9/15/25                           11,911,829       12,108,409
Series 3138, Cl. PA, 5.50%, 2/15/27(2)                        26,611,538       27,113,014
Series 3171, Cl. NE, 6%, 5/15/27                               5,383,830        5,517,831

Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 15.213%, 7/1/26(3)                         4,045,106        1,079,012
Series 192, Cl. IO, 14.772%, 2/1/28(3)                           914,881          236,419
Series 200, Cl. IO, 14.616%, 1/1/29(3)                         1,120,043          299,159
Series 205, Cl. IO, 13.047%, 9/1/29(3)                         5,674,550        1,600,868
Series 206, Cl. IO, (4.46)%, 12/1/29(3)                          259,167           73,069
Series 2074, Cl. S, 27.926%, 7/17/28(3)                        1,169,465          166,138
Series 2079, Cl. S, 34.273%, 7/17/28(3)                        1,886,937          255,675
Series 218, Cl. IO, 15.034%, 2/1/32(3)                         2,708,406          717,341
Series 224, Cl. IO, 10.235%, 3/1/33(3)                         4,246,578        1,127,098
Series 243, Cl. 6, 8.293%, 12/15/32(3)                         2,755,722          818,708
Series 2470, Cl. AS, 44.306%, 3/15/32(3)                       1,775,322          210,239
Series 2493, Cl. S, 39.758%, 9/15/29(3)                        1,505,706          152,767
Series 2526, Cl. SE, 27.433%, 6/15/29(3)                       3,140,635          367,571
Series 2796, Cl. SD, 38.743%, 7/15/26(3)                         578,610           55,048
Series 2819, Cl. S, 31.087%, 6/15/34(3)                       25,042,350        2,591,210


                  3 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2920, Cl. S, 43.858%, 1/15/35(3)                     $ 13,569,687   $    1,236,294
Series 2989, Cl. TS, 29.78%, 6/15/25(3)                        3,069,671          360,976
Series 3000, Cl. SE, 75.896%, 7/15/25(3)                      16,645,346        1,124,764
Series 3110, Cl. SL, 99.999%, 2/15/26(3)                       2,375,211          167,079

Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. PO, 5.891%, 2/1/28(4)                            914,880          713,950
Series 216, Cl. PO, 5.78%, 12/1/31(4)                          2,520,873        1,867,684

Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                         38,263,383       37,410,793
4.50%, 7/1/22(5)                                              16,380,000       15,832,286
5%, 2/25/18-3/1/34                                           189,582,036      186,748,364
5%, 7/1/22-7/1/38(5)                                          41,445,000       40,750,715
5.50%, 11/1/21-11/1/34                                       308,073,578      305,711,270
5.50%, 6/25/33(2)                                             14,768,459       14,645,869
5.50%, 7/1/22(5)                                               8,170,000        8,224,894
5.863%, 1/25/12                                                8,212,308        8,477,392
6%, 7/25/14-8/1/34                                            67,095,255       68,468,784
6%, 9/25/32-4/25/33(2)                                        12,757,119       12,951,348
6%, 7/1/22(5)                                                 38,971,000       39,951,354
6.50%, 6/25/17-11/25/31                                       59,097,205       61,549,919
6.50%, 10/25/30(2)                                             1,406,467        1,463,797
7%, 7/25/13-2/25/36                                           21,348,823       22,526,125
7%, 7/1/37(5)                                                  2,000,000        2,096,876
7.50%, 2/25/27-8/25/33                                        36,729,070       39,689,418
8%, 6/25/17                                                        2,720            2,927
8.50%, 7/1/32                                                    221,811          244,350
9%, 8/25/19                                                       17,604           19,390
9.50%, 11/25/21                                                   13,575           14,986
10.50%, 12/25/14                                                  37,712           40,995
11%, 11/25/15-8/13/19                                            797,988          892,470
11.25%, 3/10/16(2)                                               160,290          181,507
11.50%, 8/8/19                                                   155,197          172,990
12%, 1/25/16-8/25/16                                             244,873          269,815
12.50%, 8/25/15-12/25/15                                          87,354           97,134
13%, 9/8/15-8/25/26                                              236,591          262,210

Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates, Trust       10,125,000       10,568,670
2001-T6, Cl. B, 6.088%, 5/25/11
Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T4, Cl. IO, 20.569%, 7/25/41(3)                           5,609,136           85,711

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                               89,486           96,521
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                             71,960           78,830
Trust 1992-15, Cl. KZ, 7%, 2/25/22                               154,988          156,493
Trust 1992-34, Cl. G, 8%, 3/25/22                                 95,196          100,006
Trust 1997-16, Cl. PD, 7%, 3/18/27                             4,656,934        4,948,299
Trust 1997-63, Cl. ZA, 6.50%, 9/18/27                            351,060          369,499
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                         3,307,802        3,416,828


                  4 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-6, Cl. ZC, 6.50%, 9/25/30                        $    257,258   $      270,264
Trust 2001-69, Cl. PF, 3.483%, 12/25/31(1)                     4,271,805        4,351,461
Trust 2001-70, Cl. LR, 6%, 9/25/30                               333,090          334,909
Trust 2002-12, Cl. PG, 6%, 3/25/17                            15,867,006       16,505,418
Trust 2002-19, Cl. PE, 6%, 4/25/17                             1,385,248        1,440,046
Trust 2002-29, Cl. F, 3.483%, 4/25/32(1)                       2,080,913        2,118,846
Trust 2002-39, Cl. FD, 3.481%, 3/18/32(1)                      2,291,250        2,311,947
Trust 2002-52, Cl. FD, 2.983%, 9/25/32(1)                      1,933,960        1,924,533
Trust 2002-53, Cl. FY, 2.983%, 8/25/32(1)                      2,690,070        2,679,649
Trust 2002-56, Cl. KW, 6%, 4/25/23                            10,376,345       10,620,163
Trust 2002-64, Cl. FJ, 3.483%, 4/25/32(1)                        641,301          647,140
Trust 2002-65, Cl. FB, 3.483%, 7/25/32(1)                      4,102,759        4,163,691
Trust 2002-68, Cl. FH, 2.981%, 10/18/32(1)                     1,279,872        1,275,728
Trust 2002-74, Cl. KF, 2.833%, 3/25/17(1)                      1,322,063        1,322,419
Trust 2002-77, Cl. TF, 3.481%, 12/18/32(1)                     8,785,936        8,949,501
Trust 2002-82, Cl. FE, 3.483%, 12/25/32(1)                     3,544,398        3,631,402
Trust 2002-9, Cl. PC, 6%, 3/25/17                              5,398,837        5,616,069
Trust 2002-90, Cl. FJ, 2.983%, 9/25/32(1)                      1,285,913        1,280,887
Trust 2002-90, Cl. FM, 2.983%, 9/25/32(1)                      1,236,455        1,231,623
Trust 2003-116, Cl. FA, 2.883%, 11/25/33(1)                    1,263,369        1,260,270
Trust 2003-130, Cl. CS, 9.135%, 12/25/33(1)                    2,830,594        2,732,243
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                          3,676,000        3,682,220
Trust 2003-21, Cl. FK, 2.883%, 3/25/33(1)                        217,337          215,940
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                        10,730,000       10,781,171
Trust 2003-81, Cl. PW, 4%, 3/25/25                             4,055,442        4,055,412
Trust 2003-84, Cl. AJ, 3%, 4/25/13                             1,168,861        1,166,749
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                         12,873,000       12,935,813
Trust 2003-84, Cl. PW, 3%, 6/25/22                                72,491           72,331
Trust 2004-101, Cl. BG, 5%, 1/25/20                            8,529,000        8,518,694
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                          6,981,015        6,995,378
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                            9,361,492        9,945,988
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                        4,975,000        4,959,736
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                        8,602,788        8,481,582
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                       19,712,404       20,035,922
Trust 2005-45, Cl. XA, 2.823%, 6/25/35(1)                      7,272,184        7,123,603
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35(1)                     1,994,532        1,925,213
Trust 2005-67, Cl. BF, 2.833%, 8/25/35(1)                      7,923,701        7,771,967
Trust 2005-85, Cl. FA, 2.833%, 10/25/35(1)                    17,426,398       16,739,882
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                        13,054,491       13,300,766
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                          1,575,050        1,552,808
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                         16,170,178       16,381,414
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                        15,407,454       15,683,917
Trust 2006-46, Cl. SW, 15.097%, 6/25/36(1)                     2,266,451        2,430,139
Trust 2006-50, Cl. KS, 15.098%, 6/25/36(1)                     3,454,803        3,619,231
Trust 2006-50, Cl. SK, 15.098%, 6/25/36(1)                       523,037          547,357
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                          6,691,710        6,808,156
Trust 2006-97, Cl. MA, 6%, 6/25/16                               799,120          819,553


                  5 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 29.69%, 12/18/31(3)                  $  2,925,879   $      309,818
Trust 2001-68, Cl. SC, 25.912%, 11/25/31(3)                    2,633,538          326,067
Trust 2001-81, Cl. S, 26.301%, 1/25/32(3)                      1,902,755          239,959
Trust 2002-28, Cl. SA, 27.838%, 4/25/32(3)                     1,584,764          181,301
Trust 2002-38, Cl. IO, 32.432%, 4/25/32(3)                     2,098,222          171,493
Trust 2002-39, Cl. SD, 23.584%, 3/18/32(3)                     2,251,465          258,811
Trust 2002-48, Cl. S, 26.525%, 7/25/32(3)                      2,624,920          308,809
Trust 2002-52, Cl. SD, 23.271%, 9/25/32(3)                     1,933,960          223,656
Trust 2002-52, Cl. SL, 26.527%, 9/25/32(3)                     1,654,852          198,262
Trust 2002-53, Cl. SK, 23.632%, 4/25/32(3)                     1,313,684          155,844
Trust 2002-56, Cl. SN, 28.47%, 7/25/32(3)                      3,565,086          422,221
Trust 2002-77, Cl. IS, 29.05%, 12/18/32(3)                     3,003,306          369,922
Trust 2002-77, Cl. SH, 29.741%, 12/18/32(3)                    2,396,526          248,704
Trust 2002-9, Cl. MS, 22.886%, 3/25/32(3)                      2,913,885          358,970
Trust 2002-96, Cl. SK, 44.926%, 4/25/32(3)                       659,245           90,999
Trust 2003-118, Cl. S, 38.174%, 12/25/33(3)                   13,967,810        2,135,351
Trust 2003-33, Cl. IA, 12.696%, 5/25/33(3)                       508,442          131,287
Trust 2003-33, Cl. SP, 42.825%, 5/25/33(3)                     7,400,013        1,081,883
Trust 2003-38, Cl. SA, 23.487%, 3/25/23(3)                    10,708,356        1,230,921
Trust 2003-4, Cl. S, 39.247%, 2/25/33(3)                       4,404,331          672,955
Trust 2005-40, Cl. SA, 41.56%, 5/25/35(3)                      7,554,023          603,996
Trust 2005-63, Cl. SA, 52.475%, 10/25/31(3)                    9,289,070          819,522
Trust 2005-63, Cl. X, 50.134%, 10/25/31(3)                       109,962            3,423
Trust 2005-71, Cl. SA, 52.92%, 8/25/25(3)                     10,366,791          925,896
Trust 2005-83, Cl. SL, 74.04%, 10/25/35(3)                    10,973,669        1,105,897
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(3)                   20,461,886        1,361,947
Trust 2005-87, Cl. SG, 79.288%, 10/25/35(3)                   20,524,134        1,989,907
Trust 2006-119, Cl. MS, 75.688%, 12/25/36(3)                  10,595,243        1,083,424
Trust 2006-33, Cl. SP, 57.266%, 5/25/36(3)                    12,495,209        1,402,052
Trust 2006-48, Cl. QA, 35.343%, 6/25/36(3)                    33,180,608        3,090,963
Trust 2006-51, Cl. SA, 29.206%, 6/25/36(3)                    59,933,971        5,624,072
Trust 221, Cl. 2, 15.27%, 5/1/23(3)                            3,572,023          951,165
Trust 240, Cl. 2, 25.547%, 9/1/23(3)                           3,595,828        1,024,986
Trust 254, Cl. 2, 12.616%, 1/1/24(3)                           4,422,586        1,255,930
Trust 294, Cl. 2, 12.733%, 2/1/28(3)                           5,068,417        1,425,192
Trust 301, Cl. 2, 7.887%, 4/1/29(3)                            2,960,967          755,156
Trust 321, Cl. 2, 13.189%, 4/1/32(3)                           7,452,590        1,918,096
Trust 324, Cl. 2, 7.719%, 7/1/32(3)                           10,316,763        2,668,612
Trust 331, Cl. 10, 14.166%, 2/1/33(3)                          4,567,056        1,187,755
Trust 331, Cl. 4, 10.409%, 2/1/33(3)                           3,746,288          986,136
Trust 331, Cl. 5, 9.189%, 2/1/33(3)                            5,750,831        1,288,977
Trust 334, Cl. 5, 10.958%, 5/1/33(3)                          11,281,558        2,701,702
Trust 339, Cl. 7, 5.396%, 7/1/33(3)                            7,989,501        1,876,368


                  6 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 342, Cl. 2, 11.631%, 9/1/33(3)                        $  3,664,911   $      985,850
Trust 344, Cl. 2, 12.174%, 12/1/33(3)                         22,383,225        6,027,850
Trust 362, Cl. 12, 7.306%, 8/1/35(3)                          12,438,202        2,938,800
Trust 362, Cl. 13, 7.25%, 8/1/35(3)                            6,947,737        1,641,877
Trust 364, Cl. 15, 9.473%, 9/1/35(3)                           4,823,847        1,139,868

Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 324, Cl. 1, 5.561%, 7/1/32(4)                            2,576,173        1,978,865
Trust 327, Cl. 1, 5.836%, 9/1/32(4)                            1,554,091        1,172,126

Federal National Mortgage Assn., Stripped Mtg.-Backed
Security, Trust G, Cl. 2, 11.50%, 3/1/09                           7,530            7,600
                                                                           --------------
                                                                            1,535,284,147
                                                                           --------------
GNMA/GUARANTEED--1.1%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                   242,624          252,261
7%, 1/29/09-2/8/30                                             1,855,896        1,978,286
7.50%, 5/29/28-8/29/28                                           849,812          915,123
8%, 9/29/28                                                      116,901          128,042
8.50%, 8/1/17-9/29/21                                            945,218        1,032,090
9.50%, 9/29/17                                                     3,183            3,519
10.50%, 2/29/16-7/15/21                                          142,689          162,322
11%, 11/8/19                                                     163,041          182,474
11.50%, 4/29/13-7/29/19                                           39,414           43,951
13%, 3/1/11-9/29/14                                                5,546            6,216

Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 1999-32, Cl. ZB, 8%, 9/16/29                           13,530,764       14,703,953

Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 27.186%, 7/16/28(3)                    3,790,080          514,842
Series 1998-6, Cl. SA, 37.496%, 3/16/28(3)                     2,361,198          291,139
Series 2001-21, Cl. SB, 42.233%, 1/16/27(3)                    4,134,692          385,126
Series 2006-47, Cl. SA, 86.712%, 8/16/36(3)                   25,588,160        2,209,021
                                                                           --------------
                                                                               22,808,365
                                                                           --------------
NON-AGENCY--14.1%

COMMERCIAL--8.4%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                                 4,717,158        4,810,855

Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                           12,180,000       11,862,743

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 1A13, 2.933%, 10/25/36(1)                  7,264,985        6,071,569

CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37         17,147,045       15,874,135

Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                       1,764,271        1,748,430


                  7 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
COMMERCIAL CONTINUED
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                  $  6,327,429   $    6,231,801
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                           853,732          840,066

First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                              3,987,302        3,855,423

Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2,
5.381%, 3/10/39                                                6,750,000        6,609,524

HSI Asset Securitization Corp. Trust 2006-OPT1, Mtg.
Pass-Through Certificates, Series 2006-OPT1, Cl. 2A2,
2.623%, 12/25/35(1)                                            4,574,933        4,524,358

JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                    11,830,000       11,527,206
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                      5,010,000        4,951,884
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                        19,030,000       19,089,564

LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                7,520,000        7,359,877

Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34             6,590,180        6,007,462

Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                   145,898          146,588

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                 5,638,113        5,405,608

Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                                        7,543,483        7,467,499

STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.829%, 2/1/37(1)       21,746,508       19,978,652

Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                             2,115,000        2,081,598

WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
1A4, 5.882%, 8/1/46(1)                                        19,184,361       18,584,146

WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
5A1, 5.636%, 11/1/36(1)                                        5,879,132        5,597,638

WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
2A3, 5.658%, 5/1/37(1)                                         6,125,384        5,716,347
                                                                           --------------
                                                                              176,342,973
                                                                           --------------
MULTIFAMILY--0.8%
CHL Mortgage Pass-Through Trust 2003-46, Mtg.
Pass-Through Certificates, Series 2003-46, Cl. 1A2,
4.13%, 1/19/34(1)                                              8,377,276        8,311,045

Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A1, 5.54%, 4/1/36(1, 2)                                       9,683,286        9,402,291
                                                                           --------------
                                                                               17,713,336


                  8 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 2002-2, Cl. IO, 20.865%, 1/15/32(3)                  $ 51,588,864   $      412,644
Series 1999-3, Cl. IO, 16.122%, 10/15/29(3)                   43,714,533          431,629
Series 2001-3, Cl. IO, 14.728%, 5/15/31(3)                    19,885,604          188,352
Series 2003-1, Cl. IO, 14.043%, 11/15/32(3)                  103,805,832        1,291,407
Series 2002-3, Cl. IO, 16.926%, 8/15/32(3)                    69,504,581        1,245,133
                                                                           --------------
                                                                                3,569,165
                                                                           --------------
RESIDENTIAL--4.7%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. A4,
5.936%, 7/1/17(1)                                              9,520,000        9,084,931

Bank of America Alternative Loan Trust, Mtg.
Pass-Through Certificates, Series 2003-1, Cl. A6, 6%,
2/1/33                                                         6,672,577        6,612,180

CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.094%, 9/25/47(1)                                            20,015,134       18,013,621

CitiMortgage Alternative Loan Trust 2006-A1, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21                         6,492,868        6,232,690

CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32          9,056,413        7,976,534

CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through
Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34          8,026,821        7,731,758

GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1, 5.832%,
3/1/37(1, 6)                                                  10,262,631        9,301,946

Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-10, Cl. 2A3B, 5.55%, 1/25/36                              2,791,447        2,724,055

Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Asset-Backed Certificates, Series 2005-A1, Cl.2A1,
4.516%, 12/25/34(1)                                            2,342,140        2,293,245

RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                4,190,125        4,164,913
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A5, 6%, 9/25/36                               13,011,994       12,655,714

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                 5,154,369        4,941,813

Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
4.365%, 9/1/34(1)                                              2,655,347        2,585,319

Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR13, Cl.
A5, 5.752%, 9/1/36(1, 6)                                       7,686,762        5,841,939
                                                                           --------------
                                                                              100,160,658
                                                                           --------------
Total Mortgage-Backed Obligations (Cost $1,837,131,354)                     1,855,878,644
                                                                           --------------
U.S. GOVERNMENT OBLIGATIONS--7.7%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.75%, 6/28/13                                                68,025,000       66,883,881
4.625%, 12/19/08                                              20,900,000       21,089,375


                  9 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                                              Principal
                                                               Amount          Value
                                                            ------------   --------------
5.125%, 8/23/10                                             $  4,000,000   $    4,156,452

Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13                                                 44,790,000       43,165,915
3.375%, 5/19/11                                               19,560,000       19,487,393
3.875%, 7/12/13                                                7,615,000        7,524,420
                                                                           --------------
Total U.S. Government Obligations (Cost $164,443,917)                         162,307,436
                                                                           --------------
SHORT-TERM NOTES--6.1%
Federal Home Loan Bank, 2%, 7/1/08 (Cost $129,609,000)       129,609,000      129,609,000

Total Investments, at Value (Cost $2,217,543,093)                  105.6%   2,230,534,178

Liabilities in Excess of Other Assets                               (5.6)    (118,504,814)
                                                            ------------   --------------
Net Assets                                                         100.0%  $2,112,029,364
                                                            ============   ==============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $8,713,484. See accompanying Notes.

(3.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $77,597,091 or 3.67% of the Fund's net assets as of June 30, 2008.

(4.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $5,732,625 or 0.27% of the Fund's net assets as of June 30, 2008.

(5.) When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

(6.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2008 was $15,143,885, which represents 0.72% of the Fund's net assets. See accompanying Notes.

FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                                                   UNREALIZED
                                        NUMBER OF    EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS       DATE         VALUE       (DEPRECIATION)
--------------------------   --------   ----------   ----------   ------------   --------------
U.S. Long Bonds                  Buy       303         9/19/08    $ 35,024,906    $   303,240
U.S. Treasury Nts., 2 yr.        Buy     1,696         9/30/08     358,200,502        933,664
U.S. Treasury Nts., 5 yr.       Sell     1,447         9/30/08     159,972,634        586,971
U.S. Treasury Nts., 10 yr.      Sell     4,275         9/19/08     487,016,016     (2,340,394)
                                                                                  -----------
                                                                                  $  (516,519)
                                                                                  ===========

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                  BUY/SELL    NOTIONAL                                PREMIUM
                                                   CREDIT      AMOUNT    PAY/RECEIVE   TERMINATION   RECEIVED/
SWAP COUNTERPARTY        REFERENCE ENTITY        PROTECTION    (000S)     FIXED RATE       DATE        (PAID)        VALUE
----------------------   ---------------------   ----------   ----------------------   -----------   ----------   -----------
Deutsche Bank AG:        ABX.HE.AAA.06-2 Index         Sell    $5,150       0.11%        5/25/46     $  257,469   $(1,564,690)
                         ABX.HE.AAA.06-2 Index         Sell     5,150       0.11         5/25/46        257,421    (1,564,690)
Goldman Sachs Capital    ABX.HE.AAA.06-2 Index         Sell     1,650       0.11         5/25/46        182,501      (503,225)
Markets LP


                  10 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

Morgan Stanley
Capital Services, Inc.   ABX.HE.AAA.06-2 Index         Sell     2,115       0.11         5/25/46        655,540      (653,969)
UBS AG                   ABX.HE.AAA.06-2 Index         Sell     1,615       0.11         5/25/46        504,604      (499,367)
                                                                                                     ----------   -----------
                                                                                                     $1,857,535   $(4,785,941)
                                                                                                     ==========   ===========

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                      NOTIONAL                                                                 TERMINATION
SWAP COUNTERPARTY      AMOUNT        PAID BY THE FUND            RECEIVED BY THE FUND              DATE         VALUE
-----------------   -----------   ----------------------   ---------------------------------   -----------   -----------
JPMorgan Chase
                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                    $21,100,000               8.5+ Index    8.5+ Index minus 145 basis points    11/1/08     $  (936,004)

Lehman Brothers Holdings, Inc.:
                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                     12,590,000               8.5+ Index                          8.5+ Index      3/1/09        (497,055)
                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                     14,600,000               8.5+ Index                          8.5+ Index      5/1/09        (576,411)

                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                     29,300,000               8.5+ Index    8.5+ Index minus 20 basis points      5/1/09      (1,161,002)

Morgan Stanley:
                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                     34,800,000               8.5+ Index    8.5+ Index minus 30 basis points      8/1/08      (1,368,338)

                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                     10,200,000              8.5+ Index                           8.5+ Index      8/1/08        (395,972)

Citibank NA
                                  If positive, the Total   If negative, the Total
                                  Return of the Lehman     Return of the Lehman Brothers
                                  Brothers U.S. CMBS AAA   U.S. CMBS AAA
                     23,300,000               8.5+ Index    8.5+ Index minus 15 basis points      8/1/08        (919,109)
                                                                                                             -----------
                                                                                                             $(5,853,891)
                                                                                                             ===========

Abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity


                  11 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                 WHEN-ISSUED OR DELAYED DELIVERY
                                                       BASIS TRANSACTIONS
                                                 -------------------------------
Purchased securities                                      $105,859,695

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.


                  12 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total


                  13 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,217,821,412
Federal tax cost of other investments     (255,104,257)
                                        --------------
Total federal tax cost                  $1,962,717,155
                                        ==============
Gross unrealized appreciation           $   39,396,447
Gross unrealized depreciation              (35,982,497)
                                        --------------
Net unrealized appreciation             $    3,413,950
                                        ==============


                  14 | Oppenheimer Limited-Term Government Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:  /s/ John V. Murphy
     ----------------------------
     John V. Murphy
     Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
     ----------------------------
     John V. Murphy
     Principal Executive Officer

Date: 08/07/2008

By:  /s/ Brian W. Wixted
     ----------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 08/07/2008